HUSSMAN INVESTMENT TRUST
Shareholder Services
HUSSMAN	P.O. Box 46707
FUNDS	Cincinnati, OH 45246-0707

               FILED VIA EDGAR

January 11, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hussman Investment Trust
File No. 333-35342

Ladies and Gentlemen:

On behalf of Hussman Investment Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information of Hussman Strategic International Fund, a series of the Registrant, as filed with the Commission pursuant to Rule 497(e) under the Securities Act on January 3, 2012.  The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3403 if you have any questions concerning this filing.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary/Chief Compliance Officer